INCOME TAXES (Tables)	7 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income tax provision

For the Period from
May 19, 2021
(inception) through
December 31, 2021
Current
Federal	$—
State	124,434
Deferred
Federal	(30,416)
State	—
Valuation allowance	30,416
Income tax provision	$124,434

Schedule of Effective income tax rate reconciliation

For the Period from
May 19, 2021
(inception) through
December 31, 2021

U.S. statutory rate	21.0%
Change in valuation allowance	(21.0)%

Schedule of deferred income tax assets

Deferred tax assets:
Net operating loss carryover	$30,416
Total deferred tax assets	30,416
Valuation allowance	(30,416)
Deferred tax asset, net of allowance	$—